Marketable Investments (Details Narrative 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Nov. 15, 2013 Agreement To Purchase Senior Secured Notes [Member]	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member]	Sep. 30, 2013 Agreement To Purchase Senior Secured Notes [Member]	Sep. 30, 2013 Agreement To Purchase Senior Secured Notes [Member] Tribute [Member]	Jul. 09, 2013 Agreement To Purchase Senior Secured Notes [Member] Tribute [Member]	Dec. 31, 2013 Agreement To Purchase Senior Secured Notes [Member] Revenue [Member]
Senior Notes					$ 3,000	$ 3,000	$ 100,000	$ 100,000
Receivable with Imputed Interest, Effective Yield (Interest Rate)					11.50%
Paid-in-Kind Interest			(119)	119
Cash Interest Reserve Created at Close	4,500				4,500
Investment Income, Interest	79	79	166						166
Proceeds from Sale of Available-for-sale Securities			0
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			$ 0